Income Per Share - Schedule of Income or Loss Per Common and Preferred Share (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Common shares [member]
Earnings per share [line items]
Weighted average number of shares	928,965,058	928,965,058	928,965,058
Stock conversion ratio	75
Preference shares [member]
Earnings per share [line items]
Weighted average number of shares	325,310,485	303,200,642	216,630,470
Shares outstanding	12,386,200